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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/08

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Riley Investment Management LLC
Address:  11100 Santa Monica Blvd., Suite 810
          Los Angeles, CA  90025

Form 13F File Number:  28-12395

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Gary Suzuki
Title: Authorized Person
Phone: 310 966-1445

Signature, Place, and Date of Signing:

/s/ Gary Suzuki                    Los Angeles, CA                 5/14/08
------------------------    -----------------------------    -------------------
      [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                   ---------------------------------------------

Form 13F Information Table Entry Total: 33
                                       -----------------------------------------

Form 13F Information Table Value Total: 158,288
                                       -----------------------------------------
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                    FORM 13F INFORMATION TABLE

         COLUMN 1                  COLUMN 2       COLUMN 3     COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7
----------------------------     ------------   ------------  ----------   ------------------- ----------- ----------
    NAME OF ISSUER                 TITLE OF         CUSIP       VALUE       SHRS OR  SH/  PUT/  INVESTMENT   OTHER
                                    CLASS                      (X$1000)     PRN AMT  PRN  CALL  DISCRETION  MANAGERS

ALDILA INC                         COM NEW         014384200       454       39,814
ASYST TECHNOLOGIES INC             COM             04648X107       641      183,358
CENTILLIUM COMMUNICATIONS IN       COM             152319109     3,899    5,906,257
CREDENCE SYSTEMS CORP              COM             225302108       797      468,854
DDI CORP                           COM NEW 0.0001  233162502     7,350    1,584,173
DITECH NETWORKS INC                COM             25500T108       910      309,511
ESS TECHNOLOGY INC.                COM             269151106        38       25,623
EXAR CORP                          COM             300645108     1,862      226,185
FLIGHT SAFETY TECH INC NEV         COM NEW         33942T207     1,765      904,389
GLOBALOPTIONS GROUP INC            COM NEW         37946D209        42       20,000
GSI TECHNOLOGY                     COM             36241U106     1,927      727,179
INTEGRATED SILICON SOLUTION        COM             45812P107     9,263    1,531,143
IOMEGA CORP                        COM NEW         462030305    21,732    6,087,352
ITERIS INC                         COM             46564T107     6,675    2,890,128
LCC INTERNATIONAL INC              CL A            501810105     4,422    2,815,615
LECROY CORP                        COM             52324W109     4,137      477,761
LTX CORP                           COM             502392103       750      238,900
MAGNETEK INC                       COM             559424106     9,583    2,785,724
MAIR HOLDINGS INC                  COM             560635104     4,143    1,090,465
MANAGEMENT NETWORK GROUP INC       COM             561693102     8,718    4,588,069
MICRON TECHNOLOGY INC              COM             595112103       299       50,000
NETMANAGE INC                      COM NEW         641144308     1,625      406,119
PC-TEL INC                         COM             69325Q105     1,036      152,334
RAMBUS INC DEL                     COM             750917106     8,297      355,945
REGENT COMMUNICATIONS INC DE       COM             758865109     5,113    4,089,883
SELECTICA INC                      COM             816288104       136      100,000
SILICON STORAGE TECHNOLOGY I       COM             827057100    13,013    4,966,752
SYS                                COM             785070103     1,290      600,250
TRANS WORLD ENTMT CORP             COM             89336Q100    13,344    3,548,834
TRANSMETA CORP DEL                 COM             89376R208    13,037    1,009,782
UNITED ONLINE INC                  COM             911268100     3,882      367,559
WET SEAL INC                       CL A            961840105     4,394    1,295,898
ZILOG INC                          COM PAR $0.01   989524301     3,714    1,061,357



                                                    FORM 13F INFORMATION TABLE

         COLUMN 1                             COLUMN 8
----------------------------      ----------------------------------
    NAME OF ISSUER                                 VOTING AUTHORITY
                                  ------------------------------------------
                                       SOLE              SHARED        NONE

ALDILA INC                              6,573            33,241
ASYST TECHNOLOGIES INC                155,855            27,503
CENTILLIUM COMMUNICATIONS IN        2,692,088         3,214,169
CREDENCE SYSTEMS CORP                                   468,854
DDI CORP                              958,491           625,682
DITECH NETWORKS INC                                     309,511
ESS TECHNOLOGY INC.                    16,764             8,859
EXAR CORP                                               226,185
FLIGHT SAFETY TECH INC NEV            529,401           374,988
GLOBALOPTIONS GROUP INC                                  20,000
GSI TECHNOLOGY                        103,876           623,303
INTEGRATED SILICON SOLUTION           623,565           907,578
IOMEGA CORP                         3,118,170         2,969,182
ITERIS INC                          1,096,868         1,793,260
LCC INTERNATIONAL INC               1,647,744         1,167,871
LECROY CORP                            73,343           404,418
LTX CORP                              238,900
MAGNETEK INC                          946,184         1,839,540
MAIR HOLDINGS INC                     438,038           652,427
MANAGEMENT NETWORK GROUP INC        4,078,070           509,999
MICRON TECHNOLOGY INC                                    50,000
NETMANAGE INC                         117,194           288,925
PC-TEL INC                                              152,334
RAMBUS INC DEL                         93,305           262,640
REGENT COMMUNICATIONS INC DE        1,790,099         2,299,784
SELECTICA INC                                           100,000
SILICON STORAGE TECHNOLOGY I        1,255,462         3,711,290
SYS                                                     600,250
TRANS WORLD ENTMT CORP              2,487,478         1,061,356
TRANSMETA CORP DEL                    482,396           527,386
UNITED ONLINE INC                     140,091           227,468
WET SEAL INC                                          1,295,898
ZILOG INC                             293,723           767,634

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